Rights of use of assets and lease liabilities (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Rights of use of assets and lease liabilities
Interest on lease liabilities	$ (3,236)	$ (2,375)	$ (3,623)
Results from short-term leases	(1,631)	(1,267)	(958)
Results from variable leases not recognized as lease liabilities	(9,292)	(18,283)	(11,481)
Gain from lease modification	$ 0	$ 2,647	$ 0